AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2025
	Shares	Value
Common Stocks - 91.6%
Communication Services - 7.6%
Alphabet, Inc., Class A (United States)	25,802	$4,547,086
Charter Communications, Inc., Class A (United States)*	7,854	3,210,794

Total Communication Services		7,757,880
Consumer Discretionary - 12.9%
Amadeus IT Group, S.A. (Spain)	51,505	4,351,299
Amazon.com, Inc. (United States)*	26,070	5,719,497
Cie Financiere Richemont, S.A. (Switzerland)	10,301	1,949,288
Hilton Worldwide Holdings, Inc. (United States)	4,652	1,239,014

Total Consumer Discretionary		13,259,098
Consumer Staples - 8.3%
Diageo PLC (United Kingdom)	148,056	3,733,396
Unilever PLC (United Kingdom)	78,837	4,812,001

Total Consumer Staples		8,545,397
Financials - 8.7%
Aon PLC, Class A (United Kingdom)	9,531	3,400,279
The Charles Schwab Corp. (United States)	14,820	1,352,177
Intercontinental Exchange, Inc. (United States)	11,397	2,091,008
Mastercard, Inc., Class A (United States)	3,619	2,033,661

Total Financials		8,877,125
Health Care - 16.7%
Becton Dickinson & Co. (United States)	14,920	2,569,970
Bio-Rad Laboratories, Inc., Class A (United States)*,1	6,096	1,471,087
Elevance Health, Inc. (United States)	5,907	2,297,586
Sonic Healthcare, Ltd. (Australia)	20,071	354,277
Thermo Fisher Scientific, Inc. (United States)	6,867	2,784,294
UnitedHealth Group, Inc. (United States)	17,506	5,461,347
	Shares	Value

Zoetis, Inc. (United States)	13,617	$2,123,571

Total Health Care		17,062,132
Industrials - 22.0%
Airbus SE (France)	27,070	5,663,064
Canadian Pacific Kansas City, Ltd. (Canada)	53,623	4,250,695
Safran, S.A. (France)	17,066	5,565,636
Siemens AG (Germany)	8,015	2,058,719
Vinci, S.A. (France)	34,082	5,026,086

Total Industrials		22,564,200
Information Technology - 15.4%
ASML Holding, N.V. (Netherlands)	1,537	1,231,655
Dassault Systemes SE (France)	82,795	3,000,625
Microsoft Corp. (United States)	17,251	8,580,820
Salesforce, Inc. (United States)	10,706	2,919,419

Total Information Technology		15,732,519

Total Common Stocks (Cost $81,819,327)		93,798,351
Short-Term Investments - 6.4%
Other Investment Companies - 6.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[2]	2,615,897	2,615,897
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[2]	3,923,846	3,923,846

Total Short-Term Investments (Cost $6,539,743)		6,539,743
Total Investments - 98.0% (Cost $88,359,070)		100,338,094
Derivatives - (0.7)%[3]		(666,112)
Other Assets, less Liabilities - 2.7%		2,663,470
Net Assets - 100.0%		$102,335,452

*	Non-income producing security.
[1]	Some of this security, amounting to $68,294 or 0.1% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[3]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	128	Short	09/19/25	$(8,031,923)	$(23,146)
S&P 500 E-Mini Index	USD	78	Short	09/19/25	(24,389,625)	(642,966)
					Total	$(666,112)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$4,250,695	$18,313,505	—	$22,564,200
Health Care	16,707,855	354,277	—	17,062,132
Information Technology	11,500,239	4,232,280	—	15,732,519
Consumer Discretionary	6,958,511	6,300,587	—	13,259,098
Financials	8,877,125	—	—	8,877,125
Consumer Staples	—	8,545,397	—	8,545,397
Communication Services	7,757,880	—	—	7,757,880
Short-Term Investments
Other Investment Companies	6,539,743	—	—	6,539,743
Total Investments in Securities	$62,592,048	$37,746,046	—	$100,338,094
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	$(666,112)	—	—	$(666,112)
Total Financial Derivative Instruments	$(666,112)	—	—	$(666,112)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2025, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2025, was as follows:
Country	% of Long-Term Investments
Australia	0.4
Canada	4.5
France	20.5
Germany	2.2
Netherlands	1.3
Spain	4.7
Switzerland	2.1
United Kingdom	12.7
United States	51.6
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$68,294	—	$70,659	$70,659
The following table summarizes the securities received as collateral for securities lending at June 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	08/31/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.